Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disaggregation Of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types were as follows:
	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	2,021,990	1,904,957	1,636,256
Professional certification preparation and professional skills courses	155,370	268,118	794,700
Subtotal Online educational courses	2,177,360	2,173,075	2,430,956
Commissions	15,381	19,985	50,465
Others	8,100	11,286	28,979
Total revenues	2,200,841	2,204,346	2,510,400
Less: sales tax and surcharges	(6,939)	(555)	(2,583)
Total net revenues	2,193,902	2,203,791	2,507,817

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2020 and 2021 were as follows (1):

	As of December 31,
	2020	2021
	RMB	RMB
Beginning balance (current and noncurrent)	3,228,770	3,024,443
Additions	2,246,023	1,930,075
Deductions	(2,450,350)	(2,606,339)
Ending balance (current and noncurrent)	3,024,443	2,348,179
Deferred revenue, current	1,463,165	1,266,948
Deferred revenue, non-current	1,561,278	1,081,231

(1)	Amounts presented are inclusive of VAT (see VAT in Note 2).